Summary Of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Dec. 29, 2012	Sep. 29, 2012	Oct. 01, 2011
Debt Instrument [Line Items]
Long-term debt			$ 4,480
Debt discount, net		(8)	(9)	(13)
Capital leases and other		99	91	100
Debt and capital lease obligations		3,975	4,471	4,627
Less current portion of long-term debt		(43)	(40)	(46)
Long-term debt, less current portion		3,932	4,431	4,581
Term Loan
Debt Instrument [Line Items]
Long-term debt		1,134	1,134	1,146
Maturity date		Apr. 01, 2015	Apr. 01, 2015
Revolving Line Of Credit
Debt Instrument [Line Items]
Long-term debt		44	73	195
Maturity date		Jun. 01, 2016	Jun. 01, 2016
First Priority Senior Secured Floating Rate Notes
Debt Instrument [Line Items]
Long-term debt		681	681	681
Maturity date		Feb. 01, 2015	Feb. 01, 2015
8 1/4% First Priority Senior Secured Notes
Debt Instrument [Line Items]
Long-term debt		370	370	370
Debt instrument, interest rate, stated percentage		8.25%	8.25%
Maturity date		Nov. 01, 2015	Nov. 01, 2015
Second Priority Senior Secured Floating Rate Notes
Debt Instrument [Line Items]
Long-term debt		210	210	210
Maturity date		Sep. 01, 2014	Sep. 01, 2014
9 1/2% Second Priority Senior Secured Notes
Debt Instrument [Line Items]
Long-term debt		500	500	500
Debt instrument, interest rate, stated percentage		9.50%	9.50%
Maturity date		May 01, 2018	May 01, 2018
9 3/4% Second Priority Senior Secured Notes
Debt Instrument [Line Items]
Long-term debt		800	800	800
Debt instrument, interest rate, stated percentage		9.75%	9.75%
Maturity date		Jan. 01, 2021	Jan. 01, 2021
Senior Unsecured Term Loan
Debt Instrument [Line Items]
Long-term debt		18	39	56
Maturity date		Jun. 01, 2014	Jun. 01, 2014
10 1/4% Senior Subordinated Notes
Debt Instrument [Line Items]
Long-term debt		127	127	127
Debt instrument, interest rate, stated percentage		10.25%	10.25%	10.25%
Maturity date		Mar. 01, 2016	Mar. 01, 2016
11% Senior Subordinated Notes
Debt Instrument [Line Items]
Long-term debt			$ 455	$ 455
Debt instrument, interest rate, stated percentage	11.00%	11.00%	11.00%
Maturity date	Sep. 01, 2016	Sep. 01, 2016	Sep. 01, 2016